Note 4 - Loans (Details) - Loan Composition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial	$ 87,906		$ 79,963
Construction and land development	29,060		34,232
Total real estate secured loans	339,592		307,429
Commercial and industrial	22,022		22,208
Consumer	2,206		1,960
Other	328		309
Total gross loans	364,148	[1]	331,906	[1]
Allowance for loan losses	(5,602)		(6,041)
	358,546		325,865
Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real Estate Secured Loans	217,518		188,406
Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real Estate Secured Loans	$ 5,108		$ 4,828

[1]	Principal balances only; excludes accrued interest receivable and deferred fees and costs due to immateriality.